IMPAIRMENT OF ASSETS - Impairment losses 2021 and 2020 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ (107)	$ 27	$ 62
Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(19)	20	43
Intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(77)	5	8
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0	0	0
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(11)	2	11
Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(49)	19	64
Kyrgyzstan | Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(29)	12	38
Kyrgyzstan | Intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(9)	5	8
Kyrgyzstan | Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0	0	0
Kyrgyzstan | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(11)	2	18
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	6	8	(2)
Other | Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	7	8	5
Other | Intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	(1)	0	0
Other | Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	0	0	0
Other | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 0	$ 0	$ (7)